ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS	6 Months Ended
Oct. 31, 2014
ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS [Text Block]

NOTE 5.      ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS

The Company makes advance payments to suppliers for goods ordered but yet to be delivered, and receives advance payments from customers for goods ordered but yet to be received by the customer. Advanced payments to suppliers and advanced payments from customers were $864,471 and $715,600 as of October 31, 2014, respectively. The Company did not have any advanced payments to suppliers and advanced payments from customers at April 30, 2014.

On June 25, 2014, the Company entered into a distribution agreement with Right Fortune International Limited (“Right Fortune”) to obtain the exclusive distribution right of Yolexury and Yolexury Travel Pack, a health juice product which increases energy and stamina, helps to maintain healthy cardio vascular function and promotes healthy digestive system. The term of exclusivity will be automatically renewed annually if the Company meets the annual Yolexury Minimum Order Quantities (the “Minimum Order”). The annual Minimum Order for calendar year 2014 is 400,000 bottles of 750ml Yolexury, which the Company has fulfilled as of October 31, 2014.